UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 08/31

Deutsche Limited Maturity Quality Income Fund

Deutsche Ultra-Short Investment Grade Fund

Date of fiscal year end: 09/30

Deutsche Global Inflation Fund

Deutsche GNMA Fund

Deutsche High Income Fund

Deutsche Short Duration Fund

Date of fiscal year end: 10/31

Deutsche Core Fixed Income Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Global High Income Fund

Deutsche Strategic Government Securities Fund

Deutsche Unconstrained Income Fund

Date of reporting period: 7/1/16-6/30/17

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04049
Reporting Period: 07/01/2016 - 06/30/2017
Deutsche Income Trust

======================== A   Deutsche High Income Fund =========================

QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 15, 2017   Meeting Type: Annual
Record Date:  MAR 08, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark A. Angelson         For       For          Management
1.2   Elect Director Douglas P. Buth          For       For          Management
1.3   Elect Director John C. Fowler           For       For          Management
1.4   Elect Director Stephen M. Fuller        For       For          Management
1.5   Elect Director Christopher B. Harned    For       For          Management
1.6   Elect Director J. Joel Quadracci        For       For          Management
1.7   Elect Director Kathryn Quadracci Flores For       For          Management
1.8   Elect Director Jay O. Rothman           For       For          Management
1.9   Elect Director John S. Shiely           For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years

============== A   Deutsche Strategic Government Securities Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== A   Deutsche Unconstrained Income Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== B    Deutsche GNMA Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= C Deutsche Global Inflation Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Deutsche Fixed Income Opportunities Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Deutsche Limited Maturity Quality Income Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Deutsche Ultra-Short Investment Grade Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== H    Deutsche Short Duration Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== H   Deutsche Global High Income Fund =====================

QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 15, 2017   Meeting Type: Annual
Record Date:  MAR 08, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark A. Angelson         For       For          Management
1.2   Elect Director Douglas P. Buth          For       For          Management
1.3   Elect Director John C. Fowler           For       For          Management
1.4   Elect Director Stephen M. Fuller        For       For          Management
1.5   Elect Director Christopher B. Harned    For       For          Management
1.6   Elect Director J. Joel Quadracci        For       For          Management
1.7   Elect Director Kathryn Quadracci Flores For       For          Management
1.8   Elect Director Jay O. Rothman           For       For          Management
1.9   Elect Director John S. Shiely           For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years

==================== I     Deutsche Core Fixed Income Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche Income Trust

By (Signature and Title) /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date 8/15/17